Consolidated Statement of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Revenues:
Total net revenues		$ 13,602	$ 27,713	$ 20,567
Total cost of revenues		(13,102)	(21,927)	(16,697)
Total gross profit		500	5,786	3,870
Operating expenses:
Sales and marketing expenses		(204)	(534)	(494)
General and administrative expenses		(14,164)	(6,465)	(11,084)
Research and development expenses		(3,526)	(2,321)	(3,658)
Total operating expenses		(17,894)	(9,320)	(15,236)
Other operating income			396	22
Operating loss		(17,394)	(3,138)	(11,344)
Interest income		9	9	60
Interest expense		(44)	(1,257)	(1,271)
Other income		11,994	4,225	617
Other expense		(6,221)	(210)	(140)
Gain on debt settlement				176
Loss related to equity financing				(14,156)
(Loss) gain on additional compensation to HHE			5,950	(5,400)
Gain on deconsolidation of subsidiaries		21,212	12,564
Loss on repurchase of convertible notes			(600)
Unrealized loss on trading securities		(830)
Realized gain on sale of securities		1,104
Foreign exchange gain (loss)		(119)	(73)	1,163
(Loss) income from continuing operations, before income taxes		9,711	17,470	(30,295)
Income tax benefit (expense)		(5)	(8)	2,084
Net (loss) income from continuing operations		9,706	17,462	(28,211)
Discontinued operations
Income (loss) from operations of discontinued entities		(4,999)	(4)	2,368
Income tax (expense) benefit		945	(135)	(1,078)
Net income (loss) on discontinued operations		(4,054)	(139)	1,290
Net (loss) income		5,652	17,323	(26,921)
Net (loss) income attributable to noncontrolling interest – continuing operations		287	626	(454)
Net (loss) income attributable to noncontrolling interest – discontinued operations
Less: net (loss) income attributable to noncontrolling interest		287	626	(454)
Net (loss) income attributable to Borqs Technologies, Inc.		5,365	16,697	(26,467)
Net (loss) income attributable to ordinary shareholders		$ 5,365	$ 16,697	$ (26,467)
Net (loss) income per share from continuing operations attributable to Borqs Technologies, Inc.
(Loss) income per share—Basic (in Dollars per share)	[1]	$ 0.28	$ 0.55	$ (2.13)
(Loss) income per share—Diluted (in Dollars per share)	[1]	0.28	0.55	(2.13)
Net (loss) income per share from discontinued operations attributable to Borqs Technologies, Inc.
Loss per share—Basic (in Dollars per share)	[1]	(0.12)	0	0.1
Loss per share—Diluted (in Dollars per share)	[1]	(0.12)	0	0.1
Net (loss) income per share attributable to Borqs Technologies, Inc.
(Loss) income per share—Basic (in Dollars per share)	[1]	0.16	0.55	(2.03)
(Loss) income per share—Diluted (in Dollars per share)	[1]	$ 0.16	$ 0.55	$ (2.03)
Number of ordinary shares used in earnings per share computation:
Weighted-average number of ordinary shares used in calculating continuing operations—basic (in Shares)	[1]	32,949,585	30,461,758	13,059,041
Weighted-average number of ordinary shares used in calculating continuing operations—diluted (in Shares)	[1]	32,949,585	30,461,758	13,059,041
Weighted-average number of ordinary shares used in calculating discontinued operations—basic (in Shares)	[1]	32,949,585	30,461,758	13,059,041
Weighted-average number of ordinary shares used in calculating discontinued operations—diluted (in Shares)	[1]	32,949,585	30,461,758	13,059,041
Software
Net Revenues:
Total net revenues			$ 1,601	$ 1,516
Total cost of revenues			(379)	(678)
Hardware
Net Revenues:
Total net revenues		13,602	26,112	19,051
Total cost of revenues		$ (13,102)	$ (21,548)	$ (16,019)

[1]	Giving retroactive effect to the one-for-sixteen reverse split on June 27, 2022 and one-for-twelve reverse split on October 10, 2023